Research and development cost (Tables)	12 Months Ended
Mar. 31, 2024
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Disclosure of Breakdown of Research and Development Expense
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Research and development expenditures incurred during the year	1,124,262	1,241,686	1,202,373
Amount capitalized	(200,512)	(181,634)	(124,788)
Amortization of capitalized development costs	167,926	164,512	160,686

Total	1,091,675	1,224,564	1,238,271